Fair Value of Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of the fair value of assets and liabilities on recurring basis
	At December 31, 2019			At December 31, 2018
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Equity investments, at fair value	$—	—	—	$215,528	—	—

Schedule of equity investments at fair value owned by levels within the fair value hierarchy
	Level 1	Level 2	Level 3	Total
Common Stock	$215,528	$-	$-	$215,528
Total Investments	$215,528	$-	$-	$215,528

Schedule of equity investments at fair value
	December 31, 2019	December 31, 2018
Equity investments, at original cost	$-	$45,336
Gross unrealized appreciation	-	170,192
Equity investments, at fair market value	$-	$215,528

Schedule of changes in fair value of the Level 3 investments
	Years Ended December 31,
	2019	2018
Balance at beginning of year	$-	$464,466
Net change in unrealized depreciation on investments	-	(414,730)
Net transfers out of Level 3	-	(49,736)
Balance at end of year	$-	$-